Equity - Other reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
At the beginning of the year	$ (1,321,142)
Share-based compensation reserve (Note 29)	1,020	$ 1,800
Remeasurement of defined benefit obligations net for income tax	28	(188)	$ (208)
At the end of the year	(1,321,211)	(1,321,142)
Changes in non-controlling interests	(1,919)	58	(20,749)
Other reserves.
Disclosure of reserves within equity [line items]
At the beginning of the year	(1,321,142)	(1,324,887)	(1,324,731)
Change in participations	1,433	2,027	(60)
Share-based compensation reserve (Note 29)	1,020	1,800
Execution of share-based compensation reserve (Note 29)	(2,520)
Remeasurement of defined benefit obligations net for income tax	(2)	(82)	(96)
At the end of the year	(1,321,211)	(1,321,142)	(1,324,887)
Changes in non-controlling interests	$ 1,433	$ 2,027	$ (60)